Condensed Unaudited Consolidated Statements of Comprehensive Loss - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [Abstract]
Revenue	$ 159,862	$ 279,366	$ 261,266	$ 445,499
Cost of revenue	166,652	192,651	262,804	295,319
Gross profit	(6,790)	86,715	(1,538)	150,180
Operating expenses
Amortization	261,298	77,386	529,980	128,415
General and administrative expenses	1,591,663	934,256	3,504,338	1,909,473
Research and development expenses	1,915,505	1,718,599	3,559,060	3,278,776
Sales and marketing expenses	440,538	196,614	812,538	476,244
Stock-based compensation expense	551,035	1,094,181	2,551,027	1,884,415
Share-based payment expense	171,101	622,877	245,942	622,877
Operating expenses	(4,931,140)	(4,643,913)	(11,202,885)	(8,300,200)
Loss before other items	(4,937,930)	(4,557,198)	(11,204,423)	(8,150,020)
Other items
Interest expense	26,230		58,083
Changes in fair value of derivative liability	(8,546,219)	(1,860,027)	5,520,391	(3,026,054)
Other income	(14,383)		(53,928)
Foreign exchange loss (gain)	319,359	(80,956)	666,569	(103,777)
Income (loss) before taxes	3,277,083	(2,616,215)	(17,395,538)	(5,020,189)
Current income tax expense	2,140		2,140
Deferred income tax recovery	(6,419)		(49,175)
Net income (loss)	3,281,362	(2,616,215)	(17,348,503)	(5,020,189)
Other comprehensive income - foreign currency translation	(21,904)		(24,587)
Comprehensive income (loss)	$ 3,303,266	$ (2,616,215)	$ (17,323,916)	$ (5,020,189)
Income (loss) per share - basic and fully diluted (in dollars per share)	$ 0.09	$ (0.11)	$ (0.50)	$ (0.20)
Weighted average number of shares outstanding - basic and fully diluted (in shares)	36,909,154	24,590,906	34,987,274	24,571,944